Acquisition (Narrative, Internet Service Business) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2013 Internet service company with 51% equity interest owned by Group [Member]	Dec. 31, 2013 Internet service company with 51% equity interest owned by Group [Member]
Business Acquisition [Line Items]
Percentage of economic ownership				51.00%
Cash consideration				$ 10,000
Consolidated net revenue contributed by investee					0
Consolidated net loss contributed by investee	$ (99,652)	$ (46,746)	$ (15,603)		$ 958